Equity Income Portfolio
Schedule of Investments (unaudited)
As of March 31, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (96.3%)
Communication Services (1.9%)
Comcast Corp. Class A	265,830	11,524
T-Mobile US Inc.	57,593	9,400
Omnicom Group Inc.	80,618	7,801
Verizon Communications Inc.	144,127	6,047
TEGNA Inc.	244,487	3,653
AT&T Inc.	101,820	1,792
		40,217
Consumer Discretionary (5.1%)
Home Depot Inc.	69,500	26,660
Lennar Corp. Class A	76,122	13,092
Tractor Supply Co.	48,647	12,732
Booking Holdings Inc.	3,256	11,812
Starbucks Corp.	87,019	7,953
McDonald's Corp.	19,116	5,390
Tapestry Inc.	104,685	4,970
eBay Inc.	89,989	4,750
Travel & Leisure Co.	95,856	4,693
Macy's Inc.	217,910	4,356
Wyndham Hotels & Resorts Inc.	49,940	3,833
Penske Automotive Group Inc.	12,343	1,999
Genuine Parts Co.	10,276	1,592
Lowe's Cos. Inc.	5,948	1,515
Ralph Lauren Corp.	4,642	872
		106,219
Consumer Staples (11.5%)
Procter & Gamble Co.	217,721	35,325
Philip Morris International Inc.	301,673	27,639
Unilever plc ADR	444,613	22,315
Kenvue Inc.	1,031,885	22,144
Pernod Ricard SA	117,421	19,009
Archer-Daniels-Midland Co.	298,923	18,775
Keurig Dr Pepper Inc.	603,253	18,502
Walmart Inc.	254,647	15,322
PepsiCo Inc.	56,527	9,893
Mondelez International Inc. Class A	117,089	8,196
Altria Group Inc.	168,231	7,338
Coca-Cola Co.	107,685	6,588
Kellanova	113,521	6,504
Kroger Co.	108,974	6,226
Hershey Co.	25,903	5,038
Target Corp.	23,488	4,162
Nomad Foods Ltd.	187,543	3,668

	Shares	Market Value ($000)
General Mills Inc.	17,361	1,215
Nu Skin Enterprises Inc. Class A	54,713	757
		238,616
Energy (10.6%)
ConocoPhillips	398,561	50,729
EOG Resources Inc.	333,270	42,605
Phillips 66	125,960	20,574
Coterra Energy Inc.	584,516	16,296
Exxon Mobil Corp.	137,394	15,971
Chevron Corp.	96,505	15,223
EQT Corp.	375,281	13,912
Targa Resources Corp.	115,521	12,937
Marathon Petroleum Corp.	40,418	8,144
Valero Energy Corp.	43,890	7,492
Schlumberger NV	123,169	6,751
Marathon Oil Corp.	162,524	4,606
APA Corp.	125,394	4,311
HF Sinclair Corp.	23,506	1,419
		220,970
Financials (20.3%)
JPMorgan Chase & Co.	426,129	85,354
MetLife Inc.	400,392	29,673
Wells Fargo & Co.	489,169	28,352
Regions Financial Corp.	1,203,537	25,322
Raymond James Financial Inc.	164,193	21,086
Royal Bank of Canada	183,284	18,486
M&T Bank Corp.	126,492	18,397
Morgan Stanley	195,301	18,390
American International Group Inc.	233,886	18,283
Intercontinental Exchange Inc.	122,650	16,856
Bank of America Corp.	417,013	15,813
PNC Financial Services Group Inc.	84,844	13,711
Citigroup Inc.	159,349	10,077
Chubb Ltd.	34,661	8,982
Allstate Corp.	47,388	8,199
Ares Management Corp. Class A	52,521	6,984
Ameriprise Financial Inc.	15,141	6,638
Bank of New York Mellon Corp.	98,108	5,653
Hartford Financial Services Group Inc.	53,052	5,467
Nasdaq Inc.	86,070	5,431
Synchrony Financial	121,529	5,240
MGIC Investment Corp.	220,836	4,938
SLM Corp.	220,826	4,812
Assured Guaranty Ltd.	49,745	4,340
State Street Corp.	55,500	4,291
First BanCorp (XNYS)	240,153	4,212
OneMain Holdings Inc.	76,594	3,913
XP Inc. Class A	151,701	3,893
Navient Corp.	199,144	3,465
Corebridge Financial Inc.	94,645	2,719
CNO Financial Group Inc.	96,340	2,647
Heartland Financial USA Inc.	71,885	2,527
Goldman Sachs Group Inc.	4,435	1,852
Credicorp Ltd.	10,323	1,749
BlackRock Inc.	2,011	1,677
Progressive Corp.	4,818	996
American Financial Group Inc.	6,768	924

	Shares	Market Value ($000)
BankUnited Inc.	19,840	556
Blackstone Inc.	1,440	189
		422,094
Health Care (14.4%)
Merck & Co. Inc.	418,020	55,158
Johnson & Johnson	320,547	50,707
Pfizer Inc.	1,370,795	38,040
Gilead Sciences Inc.	392,671	28,763
UnitedHealth Group Inc.	39,557	19,569
AstraZeneca plc ADR	235,536	15,958
Elevance Health Inc.	26,092	13,530
Roche Holding AG	52,860	13,496
Becton Dickinson & Co.	49,394	12,223
Amgen Inc.	37,294	10,603
AbbVie Inc.	55,586	10,122
Bristol-Myers Squibb Co.	169,614	9,198
CVS Health Corp.	111,156	8,866
Cigna Group	22,249	8,081
Abbott Laboratories	36,023	4,094
Medtronic plc	14,635	1,275
		299,683
Industrials (9.5%)
United Parcel Service Inc. Class B (XNYS)	142,158	21,129
General Dynamics Corp.	71,212	20,117
Emerson Electric Co.	170,925	19,386
Johnson Controls International plc	286,824	18,735
L3Harris Technologies Inc.	75,075	15,998
Caterpillar Inc.	34,957	12,809
Siemens AG (Registered)	65,328	12,474
Canadian National Railway Co.	93,935	12,370
Automatic Data Processing Inc.	35,080	8,761
Lockheed Martin Corp.	19,022	8,653
Union Pacific Corp.	29,276	7,200
3M Co.	62,785	6,660
PACCAR Inc.	40,738	5,047
Apogee Enterprises Inc.	77,307	4,577
Honeywell International Inc.	21,716	4,457
Oshkosh Corp.	34,527	4,306
CNH Industrial NV	321,530	4,167
ManpowerGroup Inc.	49,500	3,843
Ryder System Inc.	19,439	2,336
RTX Corp.	22,395	2,184
Eaton Corp. plc	3,375	1,055
AGCO Corp.	2,024	249
		196,513
Information Technology (9.6%)
Broadcom Inc.	39,180	51,930
Cisco Systems Inc.	900,271	44,933
QUALCOMM Inc.	179,052	30,313
NXP Semiconductors NV	98,738	24,464
TE Connectivity Ltd.	101,385	14,725
Corning Inc.	438,719	14,460
HP Inc.	166,590	5,034
Intel Corp.	96,201	4,249
International Business Machines Corp.	19,772	3,776
Texas Instruments Inc.	17,769	3,096
Dell Technologies Inc. Class C	20,621	2,353

		Shares	Market Value ($000)
	Hewlett Packard Enterprise Co.	56,841	1,008
			200,341
Materials (3.9%)
	Rio Tinto plc ADR	343,256	21,879
	Barrick Gold Corp. (XTSE)	800,421	13,319
	PPG Industries Inc.	90,786	13,155
	Celanese Corp.	75,010	12,891
	Reliance Inc.	15,906	5,316
	Steel Dynamics Inc.	32,768	4,857
	Berry Global Group Inc.	64,282	3,888
	Worthington Steel Inc.	61,929	2,220
	LyondellBasell Industries NV Class A	20,703	2,118
	Sylvamo Corp.	21,678	1,338
	Arch Resources Inc.	1,251	201
			81,182
Real Estate (2.2%)
	Crown Castle Inc.	192,244	20,345
	Weyerhaeuser Co.	453,774	16,295
	Host Hotels & Resorts Inc.	397,638	8,223
			44,863
Utilities (7.3%)
	American Electric Power Co. Inc.	251,921	21,690
	PPL Corp.	769,691	21,190
	Exelon Corp.	555,739	20,879
	Atmos Energy Corp.	159,168	18,920
	Sempra	256,348	18,413
	Dominion Energy Inc.	283,625	13,951
	Vistra Corp.	87,536	6,097
	WEC Energy Group Inc.	57,188	4,696
	Ameren Corp.	59,721	4,417
	Evergy Inc.	78,029	4,165
	National Fuel Gas Co.	74,982	4,028
	Xcel Energy Inc.	58,021	3,119
	MGE Energy Inc.	36,986	2,912
	NextEra Energy Inc.	45,339	2,898
	Black Hills Corp.	28,401	1,551
	UGI Corp.	61,561	1,511
	DTE Energy Co.	7,565	848
	Public Service Enterprise Group Inc.	2,683	179
	Duke Energy Corp.	1,758	170
			151,634
Total Common Stocks (Cost $1,790,446)			2,002,332
Temporary Cash Investments (3.5%)
Money Market Fund (2.5%)
[1]	Vanguard Market Liquidity Fund, 5.407%	516,445	51,634

	Face Amount ($000)	Market Value ($000)
Repurchase Agreement (1.0%)
BNP Paribas Securities Corp. 5.320%, 4/1/24 (Dated 3/28/24, Repurchase Value $20,612,000, collateralized by Fannie Mae 1.820%–6.500%, 10/1/28–1/1/54, Freddie Mac 1.220%–7.000%, 11/1/32–3/1/54, and Ginnie Mae 3.000%–4.000%, 7/20/44–1/20/51, with a value of $21,012,000)	20,600	20,600
Total Temporary Cash Investments (Cost $72,240)		72,234
Total Investments (99.8%) (Cost $1,862,686)		2,074,566
Other Assets and Liabilities—Net (0.2%)		3,827
Net Assets (100%)		2,078,393
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2024	191	50,696	1,058
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.  Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments and derivatives as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,957,353	44,979	—	2,002,332
Temporary Cash Investments	51,634	20,600	—	72,234
Total	2,008,987	65,579	—	2,074,566
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,058	—	—	1,058
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.